CONDENSED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities:
Net loss	$ (1,595,806)	$ (30,542)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income received in the trust account	(1,658,037)
Change in operating assets and liabilities:
Accrued interest receivable held in trust account	(39,744)
Prepaid expenses	153,541
Accrued expenses	2,645,284	6,056
Net cash used in operating activities:	(494,762)	(24,486)
Cash flows from financing activities:
Proceeds from note payable to Sponsor		125,000
Payment of offering costs	(427,578)	(54,742)
Net cash provided by/(used in) financing activities:	(427,578)	70,258
Net decrease in cash	(922,340)	45,772
Cash at beginning of period	1,040,068	126,062
Cash at end of period	117,728	171,834
Supplemental disclosure of non-cash financing activities:
Offering costs included in deferred offering costs		$ 305,095
Change in ordinary shares subject to possible redemption	$ (1,595,810)